UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

All Market Alternative Return Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 49.7%
Financials - 9.3%
Banks - 4.7%
Australia & New Zealand Banking Group Ltd.	2,876	$63,900
Bank of America Corp.	1,913	43,310
Barclays PLC	18,529	51,424
BNP Paribas SA	1,071	68,514
BOC Hong Kong Holdings Ltd.	13,500	53,971
Fifth Third Bancorp	2,667	69,609
HSBC Holdings PLC	13,135	112,054
JPMorgan Chase & Co.	1,026	86,830
Mitsubishi UFJ Financial Group, Inc.	13,100	83,886
Royal Bank of Canada	1,012	72,763
Societe Generale SA	1,400	68,443
Standard Chartered PLC (a)	6,321	61,897

		836,601

Capital Markets - 1.0%
Goldman Sachs Group, Inc. (The)	336	77,052
Macquarie Group Ltd.	697	44,758
Nomura Holdings, Inc.	7,600	47,111

		168,921

Consumer Finance - 0.3%
American Express Co.	692	52,855

Diversified Financial Services - 0.5%
Challenger Ltd./Australia	5,928	49,602
Voya Financial, Inc.	1,088	43,759

		93,361

Insurance - 2.8%
Aflac, Inc.	835	58,442
American International Group, Inc.	787	50,573
CNP Assurances	3,278	61,603
Loews Corp.	1,463	68,146
Marsh & McLennan Cos., Inc.	637	43,329
Prudential Financial, Inc.	645	67,796
Travelers Cos., Inc. (The)	503	59,243
Zurich Insurance Group AG (a)	329	94,743

		503,875

		1,655,613

Information Technology - 7.6%
Communications Equipment - 0.5%
Cisco Systems, Inc.	1,140	35,021
Motorola Solutions, Inc.	737	59,483

		94,504

Electronic Equipment, Instruments & Components - 0.7%
Avnet, Inc.	719	33,391
Flex Ltd. (a)	5,263	82,471

		115,862

Internet Software & Services - 1.0%
Alphabet, Inc. - Class A (a)	104	85,300

Company	Shares	U.S. $ Value
Alphabet, Inc. - Class C (a)	107	$85,256

		170,556

IT Services - 1.1%
Accenture PLC - Class A	420	47,825
Fujitsu Ltd.	10,000	58,120
International Business Machines Corp.	473	82,548

		188,493

Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	1,760	60,280
NVIDIA Corp.	529	57,756
Texas Instruments, Inc.	711	53,709

		171,745

Software - 2.1%
Adobe Systems, Inc. (a)	401	45,465
Intuit, Inc.	373	44,230
Konami Holdings Corp.	1,400	55,985
Microsoft Corp.	972	62,840
salesforce.com, Inc. (a)	626	49,517
SAP SE	590	53,956
VMware, Inc. - Class A (a)	800	70,032

		382,025

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	630	76,450
Hewlett Packard Enterprise Co.	1,851	41,981
HP, Inc.	3,912	58,876
Seagate Technology PLC	883	39,867

		217,174

		1,340,359

Industrials - 6.8%
Aerospace & Defense - 1.1%
Boeing Co. (The)	391	63,897
Thales SA	792	74,301
United Technologies Corp.	485	53,190

		191,388

Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	730	79,665

Building Products - 0.3%
Daikin Industries Ltd.	600	59,558

Construction & Engineering - 0.4%
Skanska AB - Class B	2,542	62,152

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	388	57,420

Industrial Conglomerates - 1.0%
3M Co.	392	68,530
General Electric Co.	1,759	52,242

Company	Shares	U.S. $ Value
Honeywell International, Inc.	445	$52,652

		173,424

Machinery - 2.2%
Atlas Copco AB - Class A	2,284	73,252
Cummins, Inc.	258	37,928
Hitachi Construction Machinery Co., Ltd.	2,100	48,295
Illinois Tool Works, Inc.	358	45,537
Komatsu Ltd.	2,900	68,668
Makita Corp.	700	48,620
Parker-Hannifin Corp.	482	70,917

		393,217

Road & Rail - 0.5%
Union Pacific Corp.	832	88,675

Trading Companies & Distributors - 0.6%
Ashtead Group PLC	1,957	39,677
Mitsui & Co., Ltd.	4,800	70,444

		110,121

		1,215,620

Consumer Discretionary - 6.2%
Auto Components - 0.2%
Koito Manufacturing Co., Ltd.	800	42,437

Automobiles - 1.0%
General Motors Co.	1,194	43,712
Peugeot SA (a)	3,475	64,672
Toyota Motor Corp.	1,100	63,968

		172,352

Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	3,179	56,577
McDonald’s Corp.	357	43,757
Restaurant Brands International, Inc.	1,237	60,678
Sands China Ltd.	7,600	33,440
Starbucks Corp.	757	41,802
Yum! Brands, Inc.	676	44,298

		280,552

Household Durables - 0.6%
Sekisui Chemical Co., Ltd.	2,700	44,057
Sony Corp.	2,200	66,611

		110,668

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	131	107,876
Priceline Group, Inc. (The) (a)	43	67,730

		175,606

Media - 0.5%
CBS Corp. - Class B	1,447	93,317

Specialty Retail - 1.0%
Best Buy Co., Inc.	924	41,136
Home Depot, Inc. (The)	456	62,737

Company	Shares	U.S. $ Value
Ross Stores, Inc.	1,087	$71,862

		175,735

Textiles, Apparel & Luxury Goods - 0.3%
Christian Dior SE	270	57,960

		1,108,627

Health Care - 5.5%
Biotechnology - 0.7%
AbbVie, Inc.	596	36,421
Amgen, Inc.	235	36,820
Biogen, Inc. (a)	108	29,942
Gilead Sciences, Inc.	409	29,632

		132,815

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	1,626	77,902
Stryker Corp.	514	63,494
Zimmer Biomet Holdings, Inc.	252	29,819

		171,215

Health Care Providers & Services - 1.2%
Quest Diagnostics, Inc.	872	80,154
UnitedHealth Group, Inc.	555	89,965
WellCare Health Plans, Inc. (a)	325	47,301

		217,420

Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	158	67,407
Quintiles IMS Holdings, Inc. (a)	640	50,234

		117,641

Pharmaceuticals - 1.9%
Astellas Pharma, Inc.	3,200	42,950
Johnson & Johnson	475	53,794
Merck & Co., Inc.	1,205	74,698
Merck KGaA	650	71,716
Orion Oyj - Class B	2,080	96,821

		339,979

		979,070

Energy - 4.2%
Energy Equipment & Services - 1.1%
Halliburton Co.	1,875	106,069
TechnipFMC PLC (a)	1,422	46,604
Tenaris SA	2,655	46,508

		199,181

Oil, Gas & Consumable Fuels - 3.1%
BP PLC	10,830	64,683
Chevron Corp.	916	101,997
Enbridge, Inc.	1,202	51,174
EOG Resources, Inc.	691	70,192
Royal Dutch Shell PLC - Class A	1,633	44,290
Royal Dutch Shell PLC - Class B	1,560	44,061

Company	Shares	U.S. $ Value
Statoil ASA	2,653	$49,471
TransCanada Corp.	1,460	68,879
Valero Energy Corp.	898	59,052

		553,799

		752,980

Consumer Staples - 4.1%
Beverages - 0.4%
PepsiCo, Inc.	765	79,392

Food & Staples Retailing - 1.3%
CVS Health Corp.	546	43,030
Koninklijke Ahold Delhaize NV	2,206	46,996
Wal-Mart Stores, Inc.	1,074	71,679
Wm Morrison Supermarkets PLC	21,436	63,907

		225,612

Food Products - 1.4%
Archer-Daniels-Midland Co.	933	41,295
Bunge Ltd.	850	58,828
Campbell Soup Co.	725	45,117
Marine Harvest ASA (a)	3,781	66,757
Mondelez International, Inc. - Class A	976	43,217

		255,214

Household Products - 0.5%
Procter & Gamble Co. (The)	960	84,096

Tobacco - 0.5%
Altria Group, Inc.	1,169	83,209

		727,523

Materials - 3.1%
Chemicals - 1.1%
Dow Chemical Co. (The)	1,044	62,253
Hitachi Chemical Co., Ltd.	2,600	73,817
Umicore SA	1,022	57,247

		193,317

Construction Materials - 0.4%
CRH PLC	1,912	66,319

Containers & Packaging - 0.6%
International Paper Co.	890	50,374
WestRock Co.	1,071	57,148

		107,522

Metals & Mining - 1.0%
Fortescue Metals Group Ltd.	7,510	38,003
Glencore PLC (a)	9,830	40,713
Teck Resources Ltd. - Class B	1,511	37,030
thyssenkrupp AG	2,292	58,063

		173,809

		540,967

Company	Shares	U.S. $ Value
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,645	$111,514
Verizon Communications, Inc.	1,310	64,203

		175,717

Wireless Telecommunication Services - 0.3%
KDDI Corp.	1,700	45,676

		221,393

Utilities - 0.8%
Gas Utilities - 0.4%
UGI Corp.	1,528	70,854

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	2,777	72,785

		143,639

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Iron Mountain, Inc.	1,031	36,910
Weyerhaeuser Co.	1,133	35,497

		72,407

Real Estate Management & Development - 0.4%
Daito Trust Construction Co., Ltd.	500	69,899

		142,306

Total Common Stocks (cost $8,210,103)		8,828,097

SHORT-TERM INVESTMENTS - 15.3%
Investment Companies - 12.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (b)(c) (cost $2,224,944)	2,224,944	2,224,944

	Principal Amount (000)
U.S. Treasury Bills - 2.8%
U.S. Treasury Bill Zero Coupon, 4/27/17 (cost $499,416)	$500	499,416

Total Short-Term Investments (cost $2,724,360)		2,724,360

Total Investments - 65.0% (cost $10,934,463) (d)		11,552,457
Other assets less liabilities - 35.0%(e)		6,231,350

Net Assets - 100.0%		$17,783,807

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	44	March 2017	$4,619,372	$4,647,347	$27,975
10 Yr Mini Japan Government Bond Futures	9	March 2017	1,197,414	1,194,128	(3,286)
Amsterdam Index Futures	6	February 2017	627,796	615,185	(12,611)
Brent Crude Oil Futures	3	March 2017	169,296	167,730	(1,566)
CAC 40 10 Euro Futures	35	February 2017	1,833,471	1,793,724	(39,747)
Cocoa Futures	1	March 2017	22,633	21,030	(1,603)
Coffee ‘C’ Futures	1	March 2017	60,716	56,081	(4,635)
DAX Index Futures	5	March 2017	1,546,380	1,560,552	14,172
FTSE/MIB Index Futures	4	March 2017	413,404	400,991	(12,413)
Gasoline RBOB Futures	7	February 2017	479,917	455,729	(24,188)
IBEX 35 Index Futures	6	February 2017	611,489	605,049	(6,440)
LME Copper Futures	3	March 2017	413,672	449,194	35,522
LME Lead Futures	1	March 2017	59,278	59,250	(28)
LME Nickel Futures	1	March 2017	64,971	59,568	(5,403)
LME Primary Aluminum Futures	11	March 2017	475,134	498,988	23,854
LME Tin Futures	3	March 2017	318,609	297,150	(21,459)
Low SU Gasoil Futures	16	March 2017	781,229	796,400	15,171
MSCI Singapore IX ETS Futures	54	February 2017	1,292,660	1,292,191	(469)
OMXS 30 Index Futures	20	February 2017	345,007	351,602	6,595
Silver Futures	6	March 2017	479,715	526,290	46,575
Soybean Futures	6	March 2017	304,843	307,350	2,507
Soybean Meal Futures	3	March 2017	93,879	100,380	6,501
Soybean Oil Futures	14	March 2017	305,298	284,340	(20,958)
Sugar 11 (World) Futures	24	February 2017	572,922	549,696	(23,226)
TOPIX Index Futures	13	March 2017	1,720,435	1,746,612	26,177
U.S. T-Note 10 Yr (CBT) Futures	51	March 2017	6,344,637	6,347,906	3,269
Sold Contracts
10 Yr Australian Bond Futures	8	March 2017	772,281	778,400	(6,119)
Corn Futures	17	March 2017	300,163	305,788	(5,625)
Cotton No.2 Futures	8	March 2017	280,855	299,760	(18,905)
Euro-Bund Futures	28	March 2017	4,880,241	4,900,540	(20,299)
FTSE 100 Index Futures	8	March 2017	708,143	709,059	(916)
Gold 100 OZ Futures	4	April 2017	454,350	484,560	(30,210)
Hang Seng Index Futures	14	February 2017	2,076,389	2,104,989	(28,600)
KC HRW Wheat Futures	21	March 2017	447,063	450,975	(3,912)
Lean Hogs Futures	6	April 2017	163,862	166,200	(2,338)
Live Cattle Futures	4	April 2017	184,348	182,680	1,668

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
LME Copper Futures	1	March 2017	$143,284	$149,731	$(6,447)
LME Lead Futures	6	March 2017	326,982	355,500	(28,518)
LME Nickel Futures	1	March 2017	68,673	59,568	9,105
LME Zinc Futures	4	March 2017	271,413	285,600	(14,187)
Long Gilt Futures	33	March 2017	5,112,998	5,142,336	(29,338)
Mini MSCI EAFE Futures	37	March 2017	3,119,031	3,197,540	(78,509)
NY Harbor ULSD Futures	12	February 2017	844,926	821,923	23,003
S&P 500 E Mini Futures	64	March 2017	7,055,106	7,278,400	(223,294)
S&P/TSX 60 Index Futures	15	March 2017	2,045,979	2,091,988	(46,009)
SPI 200 Futures	16	March 2017	1,676,561	1,685,165	(8,604)
Wheat (CBT) Futures	20	March 2017	416,791	420,750	(3,959)
WTI Crude Futures	9	February 2017	480,128	475,290	4,838

					$(486,889)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CAD	3,424	USD	2,621	3/16/17	$(11,618)
Barclays Bank PLC	GBP	693	USD	876	3/16/17	2,807
Barclays Bank PLC	PLN	742	USD	182	3/16/17	(2,622)
Barclays Bank PLC	USD	1,295	EUR	1,203	3/16/17	6,536
Barclays Bank PLC	USD	2,008	JPY	234,600	3/16/17	73,067
Barclays Bank PLC	USD	722	MXN	15,487	3/16/17	16,692
Barclays Bank PLC	USD	175	RUB	11,330	3/16/17	11,604
Barclays Bank PLC	USD	673	TRY	2,610	3/16/17	10,367
BNP Paribas SA	USD	312	ARS	4,955	2/10/17	(1,873)
BNP Paribas SA	HUF	203,378	USD	705	3/16/17	(4,425)
BNP Paribas SA	PEN	935	USD	284	3/16/17	(354)
BNP Paribas SA	SEK	13,114	USD	1,488	3/16/17	(14,515)
BNP Paribas SA	USD	330	ARS	5,500	3/16/17	9,325
BNP Paribas SA	USD	1,557	AUD	2,060	3/16/17	4,089
BNP Paribas SA	USD	591	CLP	383,840	3/16/17	(380)
BNP Paribas SA	USD	899	CZK	22,520	3/16/17	2,693
Credit Suisse International	USD	168	IDR	2,273,816	3/16/17	1,238
Credit Suisse International	USD	1,077	NZD	1,485	3/16/17	11,117
Goldman Sachs Bank USA	USD	97	KRW	112,531	3/16/17	1,184
JPMorgan Chase Bank, NA	JPY	385,010	USD	3,705	2/09/17	294,592
Morgan Stanley & Co., Inc.	BRL	380	USD	120	2/02/17	(176)
Morgan Stanley & Co., Inc.	USD	122	BRL	380	2/02/17	(930)
Morgan Stanley & Co., Inc.	USD	14	BRL	45	3/02/17	641
Morgan Stanley & Co., Inc.	COP	2,875,035	USD	975	3/16/17	(1,220)
Morgan Stanley & Co., Inc.	JPY	209,408	USD	1,797	3/16/17	(59,932)
Morgan Stanley & Co., Inc.	NOK	12,208	USD	1,466	3/16/17	(14,498)
Morgan Stanley & Co., Inc.	RUB	43,082	USD	719	3/16/17	8,747
Morgan Stanley & Co., Inc.	USD	114	CHF	114	3/16/17	1,152
Morgan Stanley & Co., Inc.	USD	118	BRL	380	4/04/17	244
Nomura Global Financial Products, Inc.	CNY	4,337	USD	627	3/16/17	(1,779)
Nomura Global Financial Products, Inc.	USD	109	IDR	1,462,370	3/16/17	(216)
Nomura Global Financial Products, Inc.	USD	2,124	INR	145,354	3/16/17	18,627
Standard Chartered Bank	USD	528	CAD	693	3/16/17	4,890
State Street Bank & Trust Co.	USD	113	BRL	380	2/02/17	7,741
State Street Bank & Trust Co.	AUD	1,311	USD	981	3/16/17	(12,625)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	655	USD	496	3/16/17	$(7,944)
State Street Bank & Trust Co.	CHF	3,692	USD	3,680	3/16/17	(59,334)
State Street Bank & Trust Co.	CLP	1,323,218	USD	1,955	3/16/17	(79,286)
State Street Bank & Trust Co.	CNY	852	USD	122	3/16/17	(1,123)
State Street Bank & Trust Co.	COP	603,430	USD	191	3/16/17	(13,486)
State Street Bank & Trust Co.	CZK	29,709	USD	1,192	3/16/17	1,861
State Street Bank & Trust Co.	CZK	40,329	USD	1,604	3/16/17	(11,905)
State Street Bank & Trust Co.	EUR	260	USD	281	3/16/17	11
State Street Bank & Trust Co.	EUR	2,720	USD	2,896	3/16/17	(45,170)
State Street Bank & Trust Co.	GBP	3,661	USD	4,639	3/16/17	28,840
State Street Bank & Trust Co.	GBP	65	USD	81	3/16/17	(1,147)
State Street Bank & Trust Co.	HUF	510,158	USD	1,752	3/16/17	(26,272)
State Street Bank & Trust Co.	IDR	15,372,729	USD	1,129	3/16/17	(17,988)
State Street Bank & Trust Co.	INR	110,723	USD	1,601	3/16/17	(31,504)
State Street Bank & Trust Co.	JPY	204,176	USD	1,858	3/16/17	47,132
State Street Bank & Trust Co.	JPY	39,844	USD	349	3/16/17	(4,032)
State Street Bank & Trust Co.	KRW	2,132,588	USD	1,798	3/16/17	(53,938)
State Street Bank & Trust Co.	MXN	5,596	USD	271	3/16/17	4,241
State Street Bank & Trust Co.	MXN	4,291	USD	205	3/16/17	(26)
State Street Bank & Trust Co.	MYR	1,276	USD	291	3/16/17	3,631
State Street Bank & Trust Co.	MYR	2,257	USD	502	3/16/17	(5,921)
State Street Bank & Trust Co.	NOK	1,606	USD	187	3/16/17	(8,141)
State Street Bank & Trust Co.	NZD	652	USD	458	3/16/17	(20,075)
State Street Bank & Trust Co.	PEN	3,399	USD	982	3/16/17	(52,179)
State Street Bank & Trust Co.	PHP	85,679	USD	1,721	3/16/17	1,490
State Street Bank & Trust Co.	PHP	205,599	USD	4,089	3/16/17	(37,911)
State Street Bank & Trust Co.	PLN	2,790	USD	660	3/16/17	(36,048)
State Street Bank & Trust Co.	RUB	18,539	USD	299	3/16/17	(7,105)
State Street Bank & Trust Co.	SEK	16,340	USD	1,785	3/16/17	(86,821)
State Street Bank & Trust Co.	SGD	126	USD	88	3/16/17	(1,295)
State Street Bank & Trust Co.	THB	103,258	USD	2,876	3/16/17	(55,604)
State Street Bank & Trust Co.	TWD	98,342	USD	3,071	3/16/17	(91,261)
State Street Bank & Trust Co.	USD	2,466	AUD	3,355	3/16/17	75,658
State Street Bank & Trust Co.	USD	243	BRL	863	3/16/17	28,415

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	2,054	CAD	2,759	3/16/17	$67,410
State Street Bank & Trust Co.	USD	137	CHF	138	3/16/17	3,043
State Street Bank & Trust Co.	USD	283	CLP	192,463	3/16/17	12,706
State Street Bank & Trust Co.	USD	2,833	CNY	19,813	3/16/17	39,868
State Street Bank & Trust Co.	USD	1,271	COP	3,922,154	3/16/17	59,958
State Street Bank & Trust Co.	USD	1,874	CZK	47,518	3/16/17	29,870
State Street Bank & Trust Co.	USD	1,658	EUR	1,543	3/16/17	10,508
State Street Bank & Trust Co.	USD	2,894	GBP	2,322	3/16/17	29,832
State Street Bank & Trust Co.	USD	138	GBP	109	3/16/17	(716)
State Street Bank & Trust Co.	USD	1,551	IDR	21,538,960	3/16/17	56,300
State Street Bank & Trust Co.	USD	1,135	INR	78,067	3/16/17	16,155
State Street Bank & Trust Co.	USD	180	JPY	21,013	3/16/17	5,914
State Street Bank & Trust Co.	USD	3,631	JPY	401,623	3/16/17	(68,625)
State Street Bank & Trust Co.	USD	84	KRW	98,463	3/16/17	1,458
State Street Bank & Trust Co.	USD	571	MXN	12,175	3/16/17	9,099
State Street Bank & Trust Co.	USD	738	MXN	15,209	3/16/17	(13,450)
State Street Bank & Trust Co.	USD	788	MYR	3,533	3/16/17	7,729
State Street Bank & Trust Co.	USD	2,976	NOK	25,186	3/16/17	78,690
State Street Bank & Trust Co.	USD	750	NZD	1,064	3/16/17	29,743
State Street Bank & Trust Co.	USD	339	PEN	1,166	3/16/17	16,460
State Street Bank & Trust Co.	USD	6,755	PHP	340,886	3/16/17	88,047
State Street Bank & Trust Co.	USD	3,298	PLN	13,670	3/16/17	113,227
State Street Bank & Trust Co.	USD	416	RUB	27,521	3/16/17	38,100
State Street Bank & Trust Co.	USD	23	SEK	213	3/16/17	1,015
State Street Bank & Trust Co.	USD	31	SGD	44	3/16/17	432
State Street Bank & Trust Co.	USD	1,859	THB	66,481	3/16/17	28,272
State Street Bank & Trust Co.	USD	1,086	TRY	3,831	3/16/17	(82,976)
State Street Bank & Trust Co.	USD	445	TWD	14,178	3/16/17	10,790
State Street Bank & Trust Co.	USD	123	ZAR	1,746	3/16/17	5,539
State Street Bank & Trust Co.	USD	133	ZAR	1,783	3/16/17	(1,877)
State Street Bank & Trust Co.	ZAR	21,431	USD	1,506	3/16/17	(73,021)

						$315,453

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	3,750	11/16/26	6 Month NIBOR	1.940%	$(2,526)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,680	11/16/26	3 Month BKBM	3.330%	(16,741)
Morgan Stanley & Co., LLC/(CME Group)	CHF	10	11/16/26	0.140%	6 Month LIBOR	43
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,150	11/18/26	3 Month BKBM	3.245%	(58,293)
Morgan Stanley & Co., LLC/(CME Group)	NOK	830	11/18/26	6 Month NIBOR	1.908%	(1,069)
Morgan Stanley & Co., LLC/(CME Group)	CHF	520	12/05/26	0.163%	6 Month LIBOR	1,275
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,880	12/23/26	3 Month BKBM	3.585%	2,562
Morgan Stanley & Co., LLC/(CME Group)	CHF	830	12/23/26	0.200%	6 Month LIBOR	(773)
Morgan Stanley & Co., LLC/(CME Group)	SEK	19,690	1/24/27	3 Month STIBOR	1.185%	(18,439)
Morgan Stanley & Co., LLC/(CME Group)	NOK	13,960	1/24/27	6 Month NIBOR	1.973%	(10,207)
Morgan Stanley & Co., LLC/(CME Group)	CHF	920	1/31/27	0.203%	6 Month LIBOR	(168)

						$(104,336)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
S&P/ASX 200 Index	15.50%	AUD	0	**	$(496)	– 0	–	$(496)
Citibank, NA
Euro STOXX 50 Index	19.60	EUR	0	**	(880)	– 0	–	(880)
FTSE 100 Index	15.60	GBP	0	**	(349)	– 0	–	(349)
Deutsche Bank AG
Russell 2000 Index	22.00		$0	**	(916)	– 0	–	(916)
S&P 500 Index	15.70		0	**	(903)	– 0	–	(903)
Morgan Stanley & Co. International PLC
iShares MSCI Emerging Market	21.30		0	**	(3,567)	– 0	–	(3,567)
Nasdaq 100 Stock Index	19.00		0	**	(689)	– 0	–	(689)
S&P/TSX 60 Index	15.75	CAD	0	**	(3,666)	– 0	–	(3,666)

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
Euro STOXX 50 Index	17.85%	EUR	0	**	$5,657	$	– 0	–	$5,657
Euro STOXX 50 Index	14.50		0	**	(1,347)		– 0	–	(1,347)
FTSE 100 Index	10.90	GBP	0	**	(92)		– 0	–	(92)
S&P 500 Index	14.40	$	0	**	4,672		– 0	–	4,672
Credit Suisse International
Euro STOXX 50 Index	16.90	EUR	0	**	0		– 0	–	0
S&P/TSX 60 Index	12.40	CAD	0	**	1,839		– 0	–	1,839
Goldman Sachs International
Euro STOXX 50 Index	15.30	EUR	0	**	1,029		– 0	–	1,029
iShares MSCI Emerging Market	18.69	$	0	**	978		– 0	–	978
Russell 2000 Index	16.75		0	**	(308)		– 0	–	(308)
S&P 500 Index	11.60		0	**	1,219		– 0	–	1,219
S&P 500 Index	12.30		0	**	0		– 0	–	0
S&P/TSX 60 Index	13.13	CAD	0	**	569		– 0	–	569
Morgan Stanley & Co. International PLC
Euro STOXX 50 Index	16.60	EUR	0	**	1,360		– 0	–	1,360

					$4,110	$	– 0	–	$4,110

*	Termination date
**	Notional amount less than $500.

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $681,134 and gross unrealized depreciation of investments was $(63,140), resulting in net unrealized appreciation of $617,994.
(e)	An amount of U.S. 2,173,862 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona

SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Untra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

AB Cap Fund, Inc.

All Market Alternative Return Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$793,707		$861,906		$	– 0	–	$1,655,613
Information Technology	1,172,298		168,061			– 0	–	1,340,359
Industrials	670,653		544,967			– 0	–	1,215,620
Consumer Discretionary	678,905		429,722			– 0	–	1,108,627
Health Care	767,583		211,487			– 0	–	979,070
Energy	503,967		249,013			– 0	–	752,980
Consumer Staples	549,863		177,660			– 0	–	727,523
Materials	206,805		334,162			– 0	–	540,967
Telecommunication Services	175,717		45,676			– 0	–	221,393
Utilities	143,639		– 0	–		– 0	–	143,639
Real Estate	72,407		69,899			– 0	–	142,306
Short-Term Investments:
Investment Companies	2,224,944		– 0	–		– 0	–	2,224,944
U.S. Treasury Bills	– 0	–	499,416			– 0	–	499,416

Total Investments in Securities	7,960,488		3,591,969			– 0	–	11,552,457
Other Financial Instruments (a):
Assets:
Futures	199,988		46,944			– 0	–	246,932
Forward Currency Exchange Contracts	– 0	–	1,438,797			– 0	–	1,438,798
Centrally Cleared Interest Rate Swaps	– 0	–	3,880			– 0	–	3,880
Variance Swaps	– 0	–	17,323			– 0	–	17,323
Liabilities:
Futures	(624,021)		(109,800)			– 0	–	(733,821)
Forward Currency Exchange Contracts	– 0	–	(1,123,344)			– 0	–	(1,123,345)
Centrally Cleared Interest Rate Swaps	– 0	–	(108,216)			– 0	–	(108,216)
Variance Swaps	– 0	–	(13,213)			– 0	–	(13,213)

Total (b)	$7,536,455		$3,744,340		$	– 0	–	$11,280,795

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$ 6,171	$5,594	$9,540	$2,225	$3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017